Offerings - Offering: 1	Apr. 14, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.16 2/3 per share
Amount Registered | shares	10,798,204
Proposed Maximum Offering Price per Unit	194.24
Maximum Aggregate Offering Price	$ 2,097,443,144.96
Fee Rate	0.01381%
Amount of Registration Fee	$ 289,656.90
Offering Note	The Registration Statement on Form S-8 (this “Registration Statement”) covers 10,798,204 shares of Common Stock, par value $0.16 2/3 per share (“Shares”) of Humana Inc. (the “Company” or “Registrant”) to be issued pursuant to the Humana Inc. 2026 Stock Incentive Plan, as well as an indeterminate amount of Shares that may be issued upon stock splits, stock dividends, similar transactions in accordance with Rule 416 of the Securities Act of 1933, as amended, and an indeterminate amount of interests in such plan in accordance with Rule 416(c).

Estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and 457(h) under the Securities Act. The Proposed Maximum Offering Price Per Share is based on the average of the high and low sales price per Share as reported on the New York Stock Exchange on April 13, 2026.

The Registrant does not have any fee offsets.